Royalty, Stream and Other Interests - RDM Gold Royalty (Details) - RDM Gold Royalty	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Gold revenue, net smelter return royalty, percentage	1.00%
Mineral revenue, net smelter return royalty, percentage	2.00%